Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information
From time to time, the Company grants stock options or other stock awards to its employees, including the Named Executive Officers. Historically, the Company has granted new-hire
option awards on or soon after a new hire’s employment start date and annual refresh employee option grants in the first quarter of each fiscal year,

which refresh grants are typically approved at the regularly scheduled meeting of the Compensation Committee occurring in such quarter or the immediately preceding quarter. Also, non-employee
directors receive automatic grants of initial and annual stock option awards in addition to restricted stock unit awards, at the time of a director’s initial appointment or election to our Board of Directors and at the time of each annual meeting of the Company’s stockholders, respectively, pursuant to the
Non-Employee
Director Compensation Policy, as further described under the heading,
“Non-Employee
Director
Compensation-Non-Employee
Director Compensation Policy” below. The Company does not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights or similar instruments with option-like features. The Compensation Committee considers whether there is any material nonpublic information (“MNPI”) about the Company when determining the timing of awards of stock option, stock appreciation rights or similar instruments and does not seek to time the award of stock options, stock appreciation rights or similar instruments in relation to the Company’s public disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.
During fiscal year 2025, we did not grant option awards to our Named Executive Officers during the period beginning four business days prior to and ended one business day following the filing of our periodic reports on
Form 10-Q
or
Form 10-K
or the filing or furnishing of a current report on
Form 8-K
that disclosed material
non-public
information.

Award Timing Method	From time to time, the Company grants stock options or other stock awards to its employees, including the Named Executive Officers. Historically, the Company has granted new-hire
option awards on or soon after a new hire’s employment start date and annual refresh employee option grants in the first quarter of each fiscal year,which refresh grants are typically approved at the regularly scheduled meeting of the Compensation Committee occurring in such quarter or the immediately preceding quarter.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
MNPI Disclosure Timed for Compensation Value	false